UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369

                      OPPENHEIMER INTERNATIONAL VALUE FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
          ------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.



-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS July 31, 2004 / Unaudited
-------------------------------------------------------------------------------

                                                             Shares              Value
----------------------------------------------------------------------------------------
Common Stocks--97.0%
----------------------------------------------------------------------------------------
Consumer Discretionary--20.0%
----------------------------------------------------------------------------------------
Automobiles--4.2%
PSA Peugeot Citroen                                           2,070         $  119,363
----------------------------------------------------------------------------------------
Toyota Motor Corp.                                            4,000            161,158
                                                                            ------------
                                                                               280,521
----------------------------------------------------------------------------------------
Distributors--1.7%
Fujitsu Devices, Inc.                                        10,000            111,066
----------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.1%
Taito Corp.                                                      50             75,993
----------------------------------------------------------------------------------------
Household Durables--5.7%
Barratt Developments plc                                     17,050            175,202
----------------------------------------------------------------------------------------
CFM Corp. 1                                                  12,890             90,749
----------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                            6,000             80,076
----------------------------------------------------------------------------------------
Waterford Wedgwood plc                                      207,161             37,867
                                                                            ------------
                                                                               383,894
----------------------------------------------------------------------------------------
Internet & Catalog Retail--0.8%
LG Home Shopping, Inc.                                        1,709             52,010
----------------------------------------------------------------------------------------
Leisure Equipment & Products--1.8%
Agfa Gevaert NV                                               2,910             69,640
----------------------------------------------------------------------------------------
Sammy Corp.                                                   1,100             54,310
                                                                            ------------
                                                                               123,950
----------------------------------------------------------------------------------------
Media--1.3%
Vivendi Universal SA1                                         3,510             87,671
----------------------------------------------------------------------------------------
Specialty Retail--3.4%
Aoyama Trading Co.                                            2,573             58,080
----------------------------------------------------------------------------------------
New Dixons Group plc                                         36,290            106,026
----------------------------------------------------------------------------------------
Rosebys plc                                                  34,238             64,818
                                                                            ------------
                                                                               228,924
----------------------------------------------------------------------------------------
Consumer Staples--10.4%
----------------------------------------------------------------------------------------
Beverages--3.5%
Heineken NV                                                   2,125             66,519
----------------------------------------------------------------------------------------
Scottish & Newcastle plc                                     17,587            127,737
----------------------------------------------------------------------------------------
Southcorp Holdings Ltd. 1                                    19,508             42,866
                                                                             ------------
                                                                               237,122
----------------------------------------------------------------------------------------
Food & Staples Retailing--0.9%
J Sainsbury plc 1                                            12,766             62,686
----------------------------------------------------------------------------------------
Food Products--3.8%
Nestle SA                                                       370             94,450
----------------------------------------------------------------------------------------
Nutreco Holding NV                                            2,151             64,565
----------------------------------------------------------------------------------------
Unilever NV                                                   1,525             93,805
                                                                            ------------
                                                                               252,820
----------------------------------------------------------------------------------------
Household Products--1.2%
Reckitt Benckiser plc                                         3,000             82,133
----------------------------------------------------------------------------------------
Personal Products--1.0%
Amore Pacific Corp.                                             365             65,084
----------------------------------------------------------------------------------------
Energy--5.1%
----------------------------------------------------------------------------------------
Energy Equipment & Services--1.6%
TGS Nopec Geophysical Co. ASA 1                               6,400            106,747
----------------------------------------------------------------------------------------
Oil & Gas--3.5%
ENI SpA                                                       5,200            106,933
----------------------------------------------------------------------------------------
Total SA, B Shares                                              670            129,963
                                                                            ------------
                                                                               236,896
----------------------------------------------------------------------------------------
Financials--20.8%
----------------------------------------------------------------------------------------
Commercial Banks--10.1%
Anglo Irish Bank Corp.                                       11,507            181,278
----------------------------------------------------------------------------------------
Bank of Ireland                                               7,072             91,680
----------------------------------------------------------------------------------------
Credit Agricole SA                                            5,661            133,432
----------------------------------------------------------------------------------------
Danske Bank AS                                                3,000             69,010
----------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                            49,680             73,782
----------------------------------------------------------------------------------------
Industrial and Commercial Bank of China (Asia) Ltd.          40,000             53,846
----------------------------------------------------------------------------------------
Lloyds TSB Group plc                                         10,123             75,966
                                                                            ------------
                                                                               678,994
----------------------------------------------------------------------------------------
Diversified Financial Services--3.4%
Ichiyoshi Securities Co. Ltd.                                 9,000             72,764
----------------------------------------------------------------------------------------
Investor AB, B Shares                                         9,760             96,325
----------------------------------------------------------------------------------------
Van der Moolen Holding NV 1                                   9,590             60,662
                                                                            ------------
                                                                               229,751
----------------------------------------------------------------------------------------
Insurance--6.3%
Aegon NV                                                      5,915             67,217
----------------------------------------------------------------------------------------
Aksigorta AS                                             12,750,000             36,491
----------------------------------------------------------------------------------------
AMP Ltd.                                                     15,800             69,547
----------------------------------------------------------------------------------------
Converium Holding AG                                          1,300             28,618
----------------------------------------------------------------------------------------
Fondiaria-Sai SpA                                             8,200            107,190
----------------------------------------------------------------------------------------
HHG plc 1                                                    31,653             28,221
----------------------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft AG                   857             82,345
                                                                            ------------
                                                                               419,629
----------------------------------------------------------------------------------------
Real Estate--1.0%
JM AB                                                         4,200             69,496
----------------------------------------------------------------------------------------
Health Care--9.9%
----------------------------------------------------------------------------------------
Health Care Equipment & Supplies--1.8%
Sysmex Corp.                                                  3,900            121,354
----------------------------------------------------------------------------------------
Health Care Providers & Services--1.0%
Kuraya Sanseido, Inc.                                         5,100             70,954
----------------------------------------------------------------------------------------
Pharmaceuticals--7.1%
Aventis SA                                                    1,230             94,815
----------------------------------------------------------------------------------------
GlaxoSmithKline plc                                           9,331            189,728
----------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                2,100             98,395
----------------------------------------------------------------------------------------
UCB SA                                                        2,020             92,917
                                                                            ------------
                                                                               475,855
----------------------------------------------------------------------------------------
Industrials--12.2%
----------------------------------------------------------------------------------------
Airlines--0.7%
easyJet plc 1                                                16,945             45,651
----------------------------------------------------------------------------------------
Building Products--0.6%
Royal Group Technologies Ltd. 1                               5,280             43,487
----------------------------------------------------------------------------------------
Commercial Services & Supplies--4.4%
Bacou-Dalloz SA                                               1,100             63,893
----------------------------------------------------------------------------------------
Jarvis plc                                                   70,190             59,413
----------------------------------------------------------------------------------------
Quebecor World, Inc.                                          4,766            105,178
----------------------------------------------------------------------------------------
Rentokil Initial plc                                         25,510             65,940
                                                                            -------------
                                                                               294,424
----------------------------------------------------------------------------------------
Construction & Engineering--3.6%
Koninklijke Boskalis Westminster NV                           2,745             70,775
----------------------------------------------------------------------------------------
Okumura Corp.                                                12,000             56,765
----------------------------------------------------------------------------------------
Vinci                                                         1,130            114,896
                                                                            ------------
                                                                               242,436
----------------------------------------------------------------------------------------
Electrical Equipment--1.5%
Alstom 1                                                    189,240            102,409
----------------------------------------------------------------------------------------
Industrial Conglomerates--0.4%
Alarko Holding AS 1                                       1,156,000             24,617
----------------------------------------------------------------------------------------
Trading Companies & Distributors--1.0%
Sumitomo Corp.                                               10,000             69,967
----------------------------------------------------------------------------------------
Information Technology--6.3%
----------------------------------------------------------------------------------------
Communications Equipment--2.1%
SunCorp Technologies Ltd.                                   508,000             90,528
----------------------------------------------------------------------------------------
Wavecom SA 1                                                 12,475             49,507
                                                                            ------------
                                                                               140,035
----------------------------------------------------------------------------------------
Computers & Peripherals--0.7%
Japan Digital Laboratory Co. Ltd.                             4,200             47,743
----------------------------------------------------------------------------------------
Electronic Equipment & Instruments--2.3%
Hankuk Electric Glass Co. Ltd.                                2,000             74,496
----------------------------------------------------------------------------------------
Nichicon Corp.                                                7,000             82,279
                                                                            ------------
                                                                               156,775
----------------------------------------------------------------------------------------
IT Services--1.2%
Amadeus Global Travel Distribution SA                        12,300             77,952
----------------------------------------------------------------------------------------
Materials--1.8%
----------------------------------------------------------------------------------------
Chemicals--0.6%
Metallgesellschaft AG 1                                       3,035             37,995
----------------------------------------------------------------------------------------
Metals & Mining--1.2%
Maruichi Steel Tube Ltd.                                      5,000             81,883
----------------------------------------------------------------------------------------
Telecommunication Services--9.2%
----------------------------------------------------------------------------------------
Diversified Telecommunication Services--6.6%
Cable & Wireless plc 1                                       39,950             78,904
----------------------------------------------------------------------------------------
France Telecom SA                                             4,081            101,001
----------------------------------------------------------------------------------------
PCCW Ltd. 1,2                                               141,000             96,712
----------------------------------------------------------------------------------------
Telecom Italia SpA                                           53,969            115,850
----------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV                                 32,140             49,845
                                                                            ------------
                                                                               442,312
----------------------------------------------------------------------------------------
Wireless Telecommunication Services--2.6%
KDDI Corp.                                                       20            102,343
----------------------------------------------------------------------------------------
Wireless Telecommunication Services Continued
STET Hellas Telecommunications SA, ADR                        4,600             75,302
                                                                            ------------
                                                                               177,645
----------------------------------------------------------------------------------------
Utilities--1.3%
----------------------------------------------------------------------------------------
Multi-Utilities & Unregulated Power--1.3%
Veolia Environnement                                          3,250             86,604
                                                                            ------------
Total Common Stocks (Cost $5,624,464)                                        6,525,485

                                                          Principal
                                                             Amount
----------------------------------------------------------------------------------------
Joint Repurchase Agreements--3.5%
Undivided interest of 0.05% in joint
repurchase agreement (Principal Amount/Value
$446,558,000, with a maturity value of
$446,606,749) with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased at $236,026
on 8/2/04, collateralized by Federal National
Mortgage Assn., 4.50%--5%, 3/1/34, with a
value of $456,762,011  (Cost $236,000)                   $  236,000            236,000
----------------------------------------------------------------------------------------

Total Investments, at Value (Cost $5,860,464)                 100.5%         6,761,485
----------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                          (0.5)           (30,820)
                                                         -------------------------------
Net Assets                                                    100.0%        $6,730,665
                                                         ===============================

Footnotes to Statement of Investments

1. Non-income producing security.
2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts.


Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                           Value            Percent
--------------------------------------------------------------------------------------

Japan                                                    $1,345,130              19.9%
United Kingdom                                            1,162,425              17.2
France                                                    1,083,559              16.0
The Netherlands                                             423,543               6.3
Italy                                                       329,973               4.9
Ireland                                                     310,825               4.6
Canada                                                      239,414               3.5
United States                                               236,000               3.5
Korea, Republic of South                                    191,590               2.8
Sweden                                                      165,821               2.5
Belgium                                                     162,557               2.4
Hong Kong                                                   144,374               2.1
Mexico                                                      123,627               1.8
Switzerland                                                 123,068               1.8
Germany                                                     120,340               1.8
Australia                                                   112,413               1.7
Norway                                                      106,747               1.6
China                                                        96,712               1.4
Spain                                                        77,952               1.2
Greece                                                       75,302               1.1
Denmark                                                      69,010               1.0
Turkey                                                       61,103               0.9
                                                         -----------------------------
Total                                                    $6,761,485             100.0%
                                                         =============================

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.


     (a)  Exhibits attached hereto. (Attach certifications as exhibits)